Off-balance sheet arrangements (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Off-balance sheet arrangements
Purchase commitments	€ 408,521	€ 398,627
Less than 1 year
Off-balance sheet arrangements
Purchase commitments	237,495	240,237
1-3 years
Off-balance sheet arrangements
Purchase commitments	143,532	136,560
3-5 years
Off-balance sheet arrangements
Purchase commitments	25,768	20,797
More than 5 years
Off-balance sheet arrangements
Purchase commitments	€ 1,727	€ 1,032